Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,900,000
Previously Paid Amount	0
Total Fee Amount	4,543.5
Total Offset Amount	0
Net Fee	$ 4,543.5